Derivative Liabilities	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Derivative Liabilities [Abstract]
Derivative Liabilities

10. Derivative liabilities:

The following tabular presentation reflects the components of derivative financial instruments:

	December 31, 2011 (unaudited)	September 30, 2011
Embedded derivative instruments, bifurcated	$—	$697
Freestanding derivatives:
Warrants issued with settlement	388,800	466,400
Biovest investor share distribution	78,375	118,249
Biovest warrants issued with convertible debt	1,671,515	1,998,132

	$2,138,690	$2,583,478

Derivative gains (losses) in the accompanying condensed consolidated statements of operations relate to the individual derivatives as follows:

	December 31, 2011 (unaudited)	December 31, 2010
Embedded derivative instruments, bifurcated	$697	$(3,576,764)
Freestanding derivatives:
Biovest warrants issued with convertible debt	326,617	289,271
Warrants issued with term note payable	—	(1,583,088)
Default and investment put options, Biovest	—	(3,030)
Biovest investor share distribution	13,061	255,063
Warrants issued for settlement	77,600	545,168

	$ 417,975	$(4,073,380)

The following table summarizes assets and liabilities measured at fair value on a recurring basis for the periods presented:

	December 31, 2011 (unaudited)				September 30, 2011
Fair value measurements:	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$—	$2,138,690	$—	$2,138,690	$—	$2,583,478	$—	$2,583,478

12. Derivative liabilities:

The following tabular presentation reflects the components of derivative financial instruments:

	September 30, 2011	September 30, 2010(1)
Embedded derivative instruments, bifurcated	$—	$18,224,001
Freestanding derivatives:
Warrants issued with convertible debt	—	10,020,236
Warrants issued with note payable	—	7,594,600
Warrants issued with preferred stock	—	1,077,118
Warrants issued with other debt	—	467,564
Warrants issued with settlement	466,400	1,844,200
Default and investment put options, Biovest	—	219,700
Investment put option, Accentia	—	2,928,838
Biovest investor share distribution	118,249	—
Biovest warrants issued with convertible debt	1,998,132	—
Biovest debt conversion option	697	—

	$2,583,478	$42,376,257

(1)	As a result of the Company's Chapter 11 proceedings, some derivative liabilities listed in the table above became prepetition indebtedness under the Plan. Accordingly, these obligations have been classified as 'Liabilities subject to compromise' in the Company's consolidated balance sheet at September 30, 2010. Only warrants issued with settlement were classified as derivative liabilities at September 30, 2010.

Derivative gains (losses) in the accompanying consolidated statements of operations relate to the individual derivatives as follows:

	For the years ending September 30:
	2011	2010
Embedded derivative instruments, bifurcated	$—	$(15,917,213)
Freestanding derivatives:
Warrants issued with convertible debentures	—	(6,767,115)
Warrants issued with term note payable	(1,583,088)	(4,687,754)
Warrants issued with preferred stock	—	(883,365)
Warrants issued with other debt	(170,860)	(83,021)
Default and investment put options, Biovest	(3,030)	(22,788)
Investment put option, Accentia	—	400,105
Biovest Investor share distribution	461,314	—
Biovest warrants issued with convertible debt	3,966,778	—
Biovest debt conversion option	(2,990,902)	—
Warrants issued for settlement	1,377,800	(822,800)

	$1,058,012	$(28,783,951)

The following table summarizes assets and liabilities measured at fair value on a recurring basis for the periods presented:

	September 30, 2011				September 30, 2010
Fair value measurements:	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Liabilities

Derivative liabilities	$—	$2,583,478	$—	$2,583,478	$—	$42,376,257	$—	$42,376,257